                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 1, 2009
                                      FOR
              STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE (SERIES I)
               STAG PROTECTOR VARIABLE UNIVERSAL LIFE (SERIES I)

We no longer file a fully updated prospectus and statement of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2008. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. FUND DATA

The following amends "The Funds" section of General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2008)

                                                                  MINIMUM          MAXIMUM
----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               0.32%            2.12%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

                       UNDERLYING FUND FEES AND EXPENSES
   (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2008)

                                                      DISTRIBUTION
                                                         AND/OR                                 ACQUIRED
                                                        SERVICE                                FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER                AND
UNDERLYING FUND:                      FEE                FEES*              EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital                     0.610%                 N/A              0.300%              0.010%
  Appreciation Fund -- Series
  I
 AIM V.I. Capital Development         0.750%                 N/A              0.360%              0.010%
  Fund -- Series I
 AIM V.I. Core Equity Fund --         0.610%                 N/A              0.290%              0.010%
  Series I
 AIM V.I. International               0.710%                 N/A              0.350%              0.020%
  Growth Fund -- Series I
 AIM V.I. Mid Cap Core Equity         0.720%                 N/A              0.320%              0.030%
  Fund -- Series I
 AIM V.I. PowerShares ETF             0.670%                 N/A              0.890%              0.560%
  Allocation Fund -- Series I
 AIM V.I. Small Cap Equity            0.750%                 N/A              0.340%              0.010%
  Fund --Series I
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS                0.750%              0.250%              0.230%                 N/A
  International Growth
  Portfolio --Class B
 AllianceBernstein VPS                0.740%              0.250%              0.070%                 N/A
  International Value
  Portfolio --Class B
 AllianceBernstein VPS                0.750%              0.250%              0.110%                 N/A
  Small/Mid Cap Value
  Portfolio -- Class B
AMERICAN FUNDS INSURANCE
SERIES
 American Funds Asset                 0.310%              0.250%              0.010%                 N/A
  Allocation Fund -- Class 2
 American Funds Blue Chip             0.420%              0.250%              0.010%                 N/A
  Income and Growth Fund --
  Class 2
 American Funds Bond Fund --          0.390%              0.250%              0.010%                 N/A
  Class 2
 American Funds Global Growth         0.530%              0.250%              0.020%                 N/A
  Fund -- Class 2
 American Funds Global Small          0.710%              0.250%              0.030%                 N/A
  Capitalization Fund --
  Class 2

                                                      CONTRACTUAL
                                     TOTAL             FEE WAIVER                NET TOTAL
                                     ANNUAL              AND/OR                   ANNUAL
                                   OPERATING            EXPENSE                  OPERATING
UNDERLYING FUND:                    EXPENSES         REIMBURSEMENT               EXPENSES
-----------------------------  ---------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital                     0.920%                 N/A              0.920%  (1)(2)(4)
  Appreciation Fund -- Series
  I
 AIM V.I. Capital Development         1.120%              0.010%              1.110%  (1)(2)(3)(4)(5)
  Fund -- Series I
 AIM V.I. Core Equity Fund --         0.910%              0.010%              0.900%  (1)(2)(4)(5)
  Series I
 AIM V.I. International               1.080%              0.010%              1.070%  (1)(2)(4)(5)
  Growth Fund -- Series I
 AIM V.I. Mid Cap Core Equity         1.070%              0.030%              1.040%  (1)(2)(4)(5)
  Fund -- Series I
 AIM V.I. PowerShares ETF             2.120%              1.380%              0.740%  (1)(2)(5)(6)
  Allocation Fund -- Series I
 AIM V.I. Small Cap Equity            1.100%                 N/A              1.100%  (1)(2)(7)
  Fund --Series I
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS                1.230%                 N/A              1.230%
  International Growth
  Portfolio --Class B
 AllianceBernstein VPS                1.060%                 N/A              1.060%
  International Value
  Portfolio --Class B
 AllianceBernstein VPS                1.110%                 N/A              1.110%
  Small/Mid Cap Value
  Portfolio -- Class B
AMERICAN FUNDS INSURANCE
SERIES
 American Funds Asset                 0.570%                 N/A              0.570%  (8)
  Allocation Fund -- Class 2
 American Funds Blue Chip             0.680%                 N/A              0.680%  (8)
  Income and Growth Fund --
  Class 2
 American Funds Bond Fund --          0.650%                 N/A              0.650%  (8)
  Class 2
 American Funds Global Growth         0.800%                 N/A              0.800%  (8)
  Fund -- Class 2
 American Funds Global Small          0.990%                 N/A              0.990%  (8)
  Capitalization Fund --
  Class 2

                                                      DISTRIBUTION
                                                         AND/OR                                 ACQUIRED
                                                        SERVICE                                FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER                AND
UNDERLYING FUND:                      FEE                FEES*              EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------
 American Funds Growth Fund           0.320%              0.250%              0.010%                 N/A
  --Class 2
 American Funds Growth-Income         0.270%              0.250%              0.010%                 N/A
  Fund -- Class 2
 American Funds International         0.490%              0.250%              0.030%                 N/A
  Fund -- Class 2
 American Funds New World             0.760%              0.250%              0.050%                 N/A
  Fund -- Class 2
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity VIP Asset Manager           0.510%                 N/A              0.120%                 N/A
  Portfolio -- Initial Class
 Fidelity VIP Contrafund(R)           0.560%              0.250%              0.100%                 N/A
  Portfolio -- Service Class
  2
 Fidelity VIP Equity-Income           0.460%                 N/A              0.110%                 N/A
  Portfolio -- Initial Class
 Fidelity VIP Equity-Income           0.460%              0.250%              0.110%                 N/A
  Portfolio -- Service Class
  2
 Fidelity VIP Freedom 2010               N/A              0.250%                 N/A              0.560%
  Portfolio -- Service Class
  2
 Fidelity VIP Freedom 2020               N/A              0.250%                 N/A              0.630%
  Portfolio -- Service Class
  2
 Fidelity VIP Freedom 2030               N/A              0.250%                 N/A              0.670%
  Portfolio -- Service Class
  2
 Fidelity VIP Mid Cap                 0.560%              0.250%              0.120%                 N/A
  Portfolio --Service Class 2
 Fidelity VIP Overseas                0.710%                 N/A              0.160%                 N/A
  Portfolio --Initial Class
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Income Securities           0.450%              0.250%              0.020%                 N/A
  Fund --Class 2
 Franklin Small Cap Value             0.520%              0.250%              0.160%              0.010%
  Securities Fund -- Class 2
 Franklin Strategic Income            0.370%                 N/A              0.250%              0.010%
  Securities Fund -- Class 1
 Mutual Global Discovery              0.800%              0.250%              0.180%                 N/A
  Securities Fund -- Class 2

                                                      CONTRACTUAL
                                     TOTAL             FEE WAIVER                NET TOTAL
                                     ANNUAL              AND/OR                   ANNUAL
                                   OPERATING            EXPENSE                  OPERATING
UNDERLYING FUND:                    EXPENSES         REIMBURSEMENT               EXPENSES
-----------------------------  ---------------------------------------------------------------------
 American Funds Growth Fund           0.580%                 N/A              0.580%  (8)
  --Class 2
 American Funds Growth-Income         0.530%                 N/A              0.530%  (8)
  Fund -- Class 2
 American Funds International         0.770%                 N/A              0.770%  (8)
  Fund -- Class 2
 American Funds New World             1.060%                 N/A              1.060%  (8)
  Fund -- Class 2
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity VIP Asset Manager           0.630%                 N/A              0.630%
  Portfolio -- Initial Class
 Fidelity VIP Contrafund(R)           0.910%                 N/A              0.910%  (9)
  Portfolio -- Service Class
  2
 Fidelity VIP Equity-Income           0.570%                 N/A              0.570%
  Portfolio -- Initial Class
 Fidelity VIP Equity-Income           0.820%                 N/A              0.820%
  Portfolio -- Service Class
  2
 Fidelity VIP Freedom 2010               N/A                 N/A              0.810%  (10)(11)
  Portfolio -- Service Class
  2
 Fidelity VIP Freedom 2020               N/A                 N/A              0.880%  (10)(11)
  Portfolio -- Service Class
  2
 Fidelity VIP Freedom 2030               N/A                 N/A              0.920%  (10)(11)
  Portfolio -- Service Class
  2
 Fidelity VIP Mid Cap                 0.930%                 N/A              0.930%  (9)
  Portfolio --Service Class 2
 Fidelity VIP Overseas                0.870%                 N/A              0.870%  (9)
  Portfolio --Initial Class
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Income Securities           0.720%                 N/A              0.720%  (12)
  Fund --Class 2
 Franklin Small Cap Value             0.940%                 N/A              0.940%  (13)
  Securities Fund -- Class 2
 Franklin Strategic Income            0.630%                 N/A              0.630%  (13)
  Securities Fund -- Class 1
 Mutual Global Discovery              1.230%                 N/A              1.230%  (14)
  Securities Fund -- Class 2

                                                      DISTRIBUTION
                                                         AND/OR                                 ACQUIRED
                                                        SERVICE                                FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER                AND
UNDERLYING FUND:                      FEE                FEES*              EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities             0.600%              0.250%              0.130%                 N/A
  Fund --Class 2
 Templeton Global Bond                0.470%              0.250%              0.110%                 N/A
  Securities Fund -- Class 2
 Templeton Growth Securities          0.740%              0.250%              0.040%                 N/A
  Fund -- Class 2
HARTFORD HLS SERIES FUND II,
INC.
 Hartford Growth                      0.610%                 N/A              0.030%                 N/A
  Opportunities HLS Fund --
  Class IA
 Hartford LargeCap Growth HLS         0.650%                 N/A              0.010%                 N/A
  Fund -- Class IA**
 Hartford U.S. Government             0.450%                 N/A              0.010%                 N/A
  Securities HLS Fund --
  Class IA
 Hartford Value Opportunities         0.620%                 N/A              0.020%                 N/A
  HLS Fund -- Class IA
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund           0.600%                 N/A              0.030%                 N/A
  --Class IA
 Hartford Capital                     0.630%                 N/A              0.040%                 N/A
  Appreciation HLS Fund --
  Class IA
 Hartford Disciplined Equity          0.680%                 N/A              0.030%                 N/A
  HLS Fund -- Class IA
 Hartford Dividend and Growth         0.640%                 N/A              0.030%                 N/A
  HLS Fund -- Class IA
 Hartford Global Advisers HLS         0.760%                 N/A              0.050%                 N/A
  Fund -- Class IA
 Hartford Global Equity HLS           0.950%                 N/A              0.070%                 N/A
  Fund -- Class IA
 Hartford Global Growth HLS           0.710%                 N/A              0.040%                 N/A
  Fund -- Class IA
 Hartford Index HLS Fund --           0.300%                 N/A              0.020%                 N/A
  Class IA
 Hartford International               0.670%                 N/A              0.040%                 N/A
  Opportunities HLS Fund --
  Class IA
 Hartford International Small         0.840%                 N/A              0.050%                 N/A
  Company HLS Fund -- Class
  IA
 Hartford MidCap HLS Fund --          0.660%                 N/A              0.030%                 N/A
  Class IA

                                                      CONTRACTUAL
                                     TOTAL             FEE WAIVER                NET TOTAL
                                     ANNUAL              AND/OR                   ANNUAL
                                   OPERATING            EXPENSE                  OPERATING
UNDERLYING FUND:                    EXPENSES         REIMBURSEMENT               EXPENSES
-----------------------------  ---------------------------------------------------------------------
 Mutual Shares Securities             0.980%                 N/A              0.980%
  Fund --Class 2
 Templeton Global Bond                0.830%                 N/A              0.830%  (15)
  Securities Fund -- Class 2
 Templeton Growth Securities          1.030%                 N/A              1.030%  (12)
  Fund -- Class 2
HARTFORD HLS SERIES FUND II,
INC.
 Hartford Growth                      0.640%                 N/A              0.640%
  Opportunities HLS Fund --
  Class IA
 Hartford LargeCap Growth HLS         0.660%                 N/A              0.660%
  Fund -- Class IA**
 Hartford U.S. Government             0.460%                 N/A              0.460%
  Securities HLS Fund --
  Class IA
 Hartford Value Opportunities         0.640%                 N/A              0.640%
  HLS Fund -- Class IA
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund           0.630%                 N/A              0.630%
  --Class IA
 Hartford Capital                     0.670%                 N/A              0.670%
  Appreciation HLS Fund --
  Class IA
 Hartford Disciplined Equity          0.710%                 N/A              0.710%
  HLS Fund -- Class IA
 Hartford Dividend and Growth         0.670%                 N/A              0.670%
  HLS Fund -- Class IA
 Hartford Global Advisers HLS         0.810%                 N/A              0.810%
  Fund -- Class IA
 Hartford Global Equity HLS           1.020%              0.100%              0.920%  (16)
  Fund -- Class IA
 Hartford Global Growth HLS           0.750%                 N/A              0.750%
  Fund -- Class IA
 Hartford Index HLS Fund --           0.320%                 N/A              0.320%
  Class IA
 Hartford International               0.710%                 N/A              0.710%
  Opportunities HLS Fund --
  Class IA
 Hartford International Small         0.890%                 N/A              0.890%
  Company HLS Fund -- Class
  IA
 Hartford MidCap HLS Fund --          0.690%                 N/A              0.690%
  Class IA

                                                      DISTRIBUTION
                                                         AND/OR                                 ACQUIRED
                                                        SERVICE                                FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER                AND
UNDERLYING FUND:                      FEE                FEES*              EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------
 Hartford MidCap Value HLS            0.780%                 N/A              0.030%                 N/A
  Fund -- Class IA
 Hartford Money Market HLS            0.400%                 N/A              0.040%                 N/A
  Fund -- Class IA
 Hartford Small Company HLS           0.680%                 N/A              0.030%                 N/A
  Fund -- Class IA
 Hartford Stock HLS Fund --           0.460%                 N/A              0.030%                 N/A
  Class IA
 Hartford Total Return Bond           0.460%                 N/A              0.030%                 N/A
  HLS Fund -- Class IA
LORD ABBETT SERIES FUND, INC.
 Lord Abbett America's Value          0.750%                 N/A              0.540%                 N/A
  Portfolio -- Class VC
 Lord Abbett Bond-Debenture           0.500%                 N/A              0.440%                 N/A
  Portfolio -- Class VC
 Lord Abbett Growth and               0.480%                 N/A              0.420%                 N/A
  Income Portfolio -- Class
  VC
MFS (R) VARIABLE INSURANCE
TRUST
 MFS(R) Investors Trust               0.750%                 N/A              0.090%                 N/A
  Series --Initial Class
 MFS(R) New Discovery Series          0.900%                 N/A              0.110%                 N/A
  --Initial Class
 MFS(R) Total Return Series           0.740%                 N/A              0.070%                 N/A
  --Initial Class
 MFS(R) Value Series --               0.750%                 N/A              0.090%                 N/A
  Initial Class
OPPENHEIMER VARIABLE ACCOUNT
FUNDS
 Oppenheimer Capital                  0.650%              0.250%              0.010%                 N/A
  Appreciation Fund/VA --
  Service Shares
 Oppenheimer Global                   0.630%              0.250%              0.020%                 N/A
  Securities Fund/VA --
  Service Shares
 Oppenheimer Main Street              0.640%              0.250%              0.020%                 N/A
  Fund(R)/VA -- Service
  Shares
 Oppenheimer Main Street              0.700%              0.250%              0.040%                 N/A
  Small Cap Fund(R)/VA --
  Service Shares

                                                      CONTRACTUAL
                                     TOTAL             FEE WAIVER                NET TOTAL
                                     ANNUAL              AND/OR                   ANNUAL
                                   OPERATING            EXPENSE                  OPERATING
UNDERLYING FUND:                    EXPENSES         REIMBURSEMENT               EXPENSES
-----------------------------  ---------------------------------------------------------------------
 Hartford MidCap Value HLS            0.810%                 N/A              0.810%
  Fund -- Class IA
 Hartford Money Market HLS            0.440%                 N/A              0.440%
  Fund -- Class IA
 Hartford Small Company HLS           0.710%                 N/A              0.710%
  Fund -- Class IA
 Hartford Stock HLS Fund --           0.490%                 N/A              0.490%
  Class IA
 Hartford Total Return Bond           0.490%                 N/A              0.490%
  HLS Fund -- Class IA
LORD ABBETT SERIES FUND, INC.
 Lord Abbett America's Value          1.290%                 N/A              1.290%  (17)(18)
  Portfolio -- Class VC
 Lord Abbett Bond-Debenture           0.940%                 N/A              0.940%  (17)(19)
  Portfolio -- Class VC
 Lord Abbett Growth and               0.900%                 N/A              0.900%  (17)
  Income Portfolio -- Class
  VC
MFS (R) VARIABLE INSURANCE
TRUST
 MFS(R) Investors Trust               0.840%                 N/A              0.840%  (20)
  Series --Initial Class
 MFS(R) New Discovery Series          1.010%                 N/A              1.010%  (20)
  --Initial Class
 MFS(R) Total Return Series           0.810%                 N/A              0.810%
  --Initial Class
 MFS(R) Value Series --               0.840%                 N/A              0.840%  (20)
  Initial Class
OPPENHEIMER VARIABLE ACCOUNT
FUNDS
 Oppenheimer Capital                  0.910%                 N/A              0.910%  (21)
  Appreciation Fund/VA --
  Service Shares
 Oppenheimer Global                   0.900%                 N/A              0.900%  (21)
  Securities Fund/VA --
  Service Shares
 Oppenheimer Main Street              0.910%                 N/A              0.910%  (21)
  Fund(R)/VA -- Service
  Shares
 Oppenheimer Main Street              0.990%                 N/A              0.990%  (21)
  Small Cap Fund(R)/VA --
  Service Shares

                                                      DISTRIBUTION
                                                         AND/OR                                 ACQUIRED
                                                        SERVICE                                FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER                AND
UNDERLYING FUND:                      FEE                FEES*              EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT Capital                    0.650%              0.250%              0.500%              0.010%
  Opportunities Fund -- Class
  IB
 Putnam VT Diversified Income         0.700%                 N/A              0.170%              0.010%
  Fund -- Class IA
 Putnam VT Diversified Income         0.700%              0.250%              0.170%              0.010%
  Fund -- Class IB
 Putnam VT Equity Income Fund         0.650%                 N/A              0.130%              0.020%
  --Class IA
 Putnam VT Equity Income Fund         0.650%              0.250%              0.130%              0.020%
  --Class IB
 Putnam VT Global Asset               0.700%                 N/A              0.220%              0.010%
  Allocation Fund -- Class IA
 Putnam VT Global Equity Fund         0.800%                 N/A              0.130%                 N/A
  --Class IA
 Putnam VT Global Health Care         0.700%                 N/A              0.160%              0.010%
  Fund -- Class IA
 Putnam VT Global Utilities           0.700%                 N/A              0.120%                 N/A
  Fund - - Class IA
 Putnam VT Growth and Income          0.530%                 N/A              0.070%                 N/A
  Fund -- Class IA
 Putnam VT High Yield Fund --         0.700%                 N/A              0.120%              0.010%
  Class IA
 Putnam VT Income Fund --             0.640%                 N/A              0.110%              0.010%
  Class IA
 Putnam VT International              0.750%                 N/A              0.120%              0.010%
  Equity Fund -- Class IA
 Putnam VT International              0.800%                 N/A              0.130%                 N/A
  Growth and Income Fund --
  Class IA
 Putnam VT International New          1.000%                 N/A              0.180%                 N/A
  Opportunities Fund -- Class
  IA
 Putnam VT Investors Fund --          0.650%                 N/A              0.120%                 N/A
  Class IA
 Putnam VT Money Market Fund          0.450%              0.250%              0.100%                 N/A
  --Class IA
 Putnam VT New Opportunities          0.670%                 N/A              0.090%                 N/A
  Fund -- Class IA
 Putnam VT Small Cap Value            0.800%              0.250%              0.120%              0.080%
  Fund -- Class IB
 Putnam VT The George Putnam          0.650%                 N/A              0.160%              0.020%
  Fund of Boston -- Class IA

                                                      CONTRACTUAL
                                     TOTAL             FEE WAIVER                NET TOTAL
                                     ANNUAL              AND/OR                   ANNUAL
                                   OPERATING            EXPENSE                  OPERATING
UNDERLYING FUND:                    EXPENSES         REIMBURSEMENT               EXPENSES
-----------------------------  ---------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT Capital                    1.410%                 N/A              1.410%  (22)(25)
  Opportunities Fund -- Class
  IB
 Putnam VT Diversified Income         0.880%                 N/A              0.880%  (22)(25)
  Fund -- Class IA
 Putnam VT Diversified Income         1.130%                 N/A              1.130%  (22)(25)
  Fund -- Class IB
 Putnam VT Equity Income Fund         0.800%                 N/A              0.800%  (25)
  --Class IA
 Putnam VT Equity Income Fund         1.050%                 N/A              1.050%  (25)
  --Class IB
 Putnam VT Global Asset               0.930%                 N/A              0.930%  (22)(25)
  Allocation Fund -- Class IA
 Putnam VT Global Equity Fund         0.930%                 N/A              0.930%  (22)(24)
  --Class IA
 Putnam VT Global Health Care         0.870%                 N/A              0.870%  (23)(25)
  Fund -- Class IA
 Putnam VT Global Utilities           0.820%                 N/A              0.820%  (22)(24)
  Fund - - Class IA
 Putnam VT Growth and Income          0.600%                 N/A              0.600%  (24)
  Fund -- Class IA
 Putnam VT High Yield Fund --         0.830%                 N/A              0.830%  (22)(25)
  Class IA
 Putnam VT Income Fund --             0.760%                 N/A              0.760%  (22)(25)
  Class IA
 Putnam VT International              0.880%                 N/A              0.880%  (25)
  Equity Fund -- Class IA
 Putnam VT International              0.930%                 N/A              0.930%  (24)
  Growth and Income Fund --
  Class IA
 Putnam VT International New          1.180%                 N/A              1.180%  (22)(24)
  Opportunities Fund -- Class
  IA
 Putnam VT Investors Fund --          0.770%                 N/A              0.770%  (24)
  Class IA
 Putnam VT Money Market Fund          0.800%                 N/A              0.800%  (22)(23)(24)
  --Class IA
 Putnam VT New Opportunities          0.760%                 N/A              0.760%  (24)
  Fund -- Class IA
 Putnam VT Small Cap Value            1.250%                 N/A              1.250%  (25)
  Fund -- Class IB
 Putnam VT The George Putnam          0.830%                 N/A              0.830%  (22)(25)
  Fund of Boston -- Class IA

                                                      DISTRIBUTION
                                                         AND/OR                                 ACQUIRED
                                                        SERVICE                                FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER                AND
UNDERLYING FUND:                      FEE                FEES*              EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------
 Putnam VT Vista Fund --              0.650%                 N/A              0.150%              0.010%
  Class IA
 Putnam VT Voyager Fund --            0.640%                 N/A              0.080%              0.010%
  Class IA
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 Van Kampen -- UIF Mid Cap            0.750%              0.350%              0.310%                 N/A
  Growth Portfolio -- Class
  II
 Van Kampen -- UIF U.S. Mid           0.720%              0.350%              0.290%              0.010%
  Cap Value Portfolio --
  Class II
VAN KAMPEN LIFE INVESTMENT
TRUST
 Van Kampen LIT Comstock              0.560%              0.250%              0.040%                 N/A
  Portfolio -- Class II

                                                      CONTRACTUAL
                                     TOTAL             FEE WAIVER                NET TOTAL
                                     ANNUAL              AND/OR                   ANNUAL
                                   OPERATING            EXPENSE                  OPERATING
UNDERLYING FUND:                    EXPENSES         REIMBURSEMENT               EXPENSES
-----------------------------  ---------------------------------------------------------------------
 Putnam VT Vista Fund --              0.810%                 N/A              0.810%  (25)
  Class IA
 Putnam VT Voyager Fund --            0.730%                 N/A              0.730%  (25)
  Class IA
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 Van Kampen -- UIF Mid Cap            1.410%                 N/A              1.410%  (26)
  Growth Portfolio -- Class
  II
 Van Kampen -- UIF U.S. Mid           1.370%                 N/A              1.370%  (26)(27)
  Cap Value Portfolio --
  Class II
VAN KAMPEN LIFE INVESTMENT
TRUST
 Van Kampen LIT Comstock              0.850%                 N/A              0.850%
  Portfolio -- Class II

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** The Hartford LargeCap Growth HLS Fund will be available to investors on and after October 2, 2009.

NOTES

(1) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.

(2) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2008 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

(4) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets.

(5) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. Fee Waiver reflects this agreement.

(6) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.18% of average daily net assets.

(7) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.15% of average daily net assets.

(8) The Series investment adviser waived a portion of its management fee from September 1, 2004* through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the prospectus and annual report.

       * May 1, 2006 in the case of Global Growth and Income Fund and October 4, 2006 in the case of Global Bond Fund.

(9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of un-invested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity VIP Contrafund Portfolio Initial Class -- 0.65%; Fidelity VIP Contrafund Portfolio Service Class 2 -- 0.90%; Fidelity VIP Growth Portfolio Initial Class -- 0.67%; Fidelity VIP Growth Portfolio Service Class 2 -- 0.92%; Fidelity VIP Mid Cap Portfolio Service Class 2 -- 0.92%; Fidelity Overseas Portfolio Initial Class -- 0.84%. These offsets may be discontinued at any time.

(10) Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

(11) Fidelity Management & Research Company has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, fund and acquired fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.00%, 0.10% and 0.25% for Initial Class, Service Class and Service Class 2, respectively.

(12) The Fund administration fee is paid indirectly through the management fee.

(13) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is "the acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

(14) The Fund's name changed from Mutual Discovery Securities Fund effective as of May 1, 2009.

(15) The Fund's name changed from Templeton Global Income Securities Fund effective as of May 1, 2009.

(16) Effective August 25, 2008 HL Advisors contractually agreed to waive a portion of its management fees until May 1, 2010. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.85% and the total annual operating expenses are 0.92%.

(17) Based on management fees incurred during the Fund's most recently completed fiscal year. Under the Fund's management agreement with Lord, Abbett & Co., LLC, management fees may vary depending on the level of the Fund's average daily net assets.

(18) Effective May 1, 2009, Lord Abbett will voluntarily reimburse the Fund to the extent necessary so that total annual operating expenses (excluding the management fee) do not exceed an annualized rate of 0.40% of average daily net assets. Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time. After taking into account this reimbursement, the Fund's net operating expenses would be 1.15%.

(19) Effective May 1, 2009, Lord Abbett will voluntarily reimburse the Fund to the extent necessary so that total annual operating expenses (excluding the management fee) do not exceed an annualized rate of 0.37% of average daily net assets. Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time. After taking into account this reimbursement, the Fund's net operating expenses would be 0.87%.

(20) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Total Operating Expenses" would be lower.

(21) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2008, the transfer agent fees did not exceed the expense limitation described above. The Fund also receives certain credits from the Fund's custodian that, during the fiscal year, reduced its custodial expenses for all share classes by less than 0.01% of average daily net assets.

(22) Putnam Management has agreed to waive fees and reimburse expenses of the funds through December 31, 2009 to the extent necessary to ensure that the funds expenses do not exceed the simple average of the expenses for the funds Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the funds expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund's last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses. During the year ended December 31, 2008 this limitation decreased expenses by the following additional amounts: Putnam VT American Government Income Fund -- 0.20%; Putnam VT Capital Opportunities Fund -- 0.17%; Putnam VT Diversified Income Fund -- 0.12%; Putnam VT The George Putnam Fund of Boston -- 0.04%; Putnam VT Global Asset Allocation Fund -- 0.14%; Putnam VT Global Equity Fund -- 0.05%; Putnam VT Global Utilities Fund -- 0.01%; Putnam VT Growth Opportunities Fund -- 0.39%; Putnam VT High Yield Fund -- 0.10%; Putnam VT Income Fund -- 0.17%; Putnam VT International New Opportunities Fund -- 0.08%; Putnam VT Mid Cap Value Fund -- 0.09%; Putnam VT Money Market Fund -- 0.06%; Putnam VT Research Fund -- 0.07%

(23) In order to further limit expenses, Putnam Management had agreed to waive fees and reimburse expenses of the funds through June 30, 2008 to the extent necessary to ensure that the funds pay total fund operating expenses at an annual rate that does not exceed the simple average of the expenses of a custom group of competitive funds selected by Lipper Inc. based on the size of the applicable fund. For these purposes, total fund operating expenses of both the applicable fund and the Lipper custom group average are calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce fund expenses. The expense limitation that resulted in the greater reduction in expenses of the funds at the end of each applicable period for each applicable fund was applied to such fund for that period. During the year ended December 31, 2008 this limitation decreased expenses by the following additional amounts for: Putnam VT Global Health Care Fund -- 0.03%; Putnam VT Money Market Fund -- 0.02%.

(24) Includes estimated expenses attributable to the fund's investments in other investment companies that the fund bears indirectly.

(25) "Total Annual Fund Operating Expenses" includes the amount from "Acquired Fund Fees and Expenses" column, which is an estimate of expenses attributable to the fund's investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund's investments in other investment companies and their operating expenses

(26) Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

(27) The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. "Acquired Funds Fees & Expenses" in this table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2008. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since "Acquired Fund Fees & Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Portfolio's prospectus.

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation Fund --   Growth of capital                            Invesco Aim Advisors, Inc.
  Series I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. Capital Development Fund --    Long-term capital growth                     Invesco Aim Advisors, Inc.
  Series I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. Core Equity Fund -- Series I   Growth of capital                            Invesco Aim Advisors, Inc.
                                                                                      Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. International Growth Fund --   Long-term growth of capital                  Invesco Aim Advisors, Inc.
  Series I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund --    Long-term capital growth                     Invesco Aim Advisors, Inc.
  Series I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. PowerShares ETF Allocation     To provide total return consistent with a    Invesco Aim Advisors, Inc.
  Fund -- Series I                       moderate level of risk relative to the       Sub-adviser: Advisory entities affiliated
                                         broad stock market.                          with Invesco Aim Advisors, Inc.
 AIM V.I. Small Cap Equity Fund --       Long-term capital growth                     Invesco Aim Advisors, Inc.
  Series I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International     Long-term capital growth                     AllianceBernstein L.P.
  Growth Portfolio -- Class B
 AllianceBernstein VPS International     Long-term capital growth                     AllianceBernstein L.P.
  Value Portfolio -- Class B
 AllianceBernstein VPS Small/Mid Cap     Long-term capital growth                     AllianceBernstein L.P.
  Value Portfolio -- Class B
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund    High total return, including income and      Capital Research and Management Company
  -- Class 2                             capital gains, consistent with the
                                         preservation of capital over the long term
                                         by investing in a diversified portfolio of
                                         common stocks and other equity securities,
                                         bonds and other intermediate and long-term
                                         debt securities and money market
                                         instruments (debt securities maturing in
                                         one year or less).
 American Funds Blue Chip Income and     Produce income exceeding the average yield   Capital Research and Management Company
  Growth Fund -- Class 2                 on U.S. stocks generally (as represented by
                                         the average yield on the Standard & Poor's
                                         500 Composite Index)and to provide an
                                         opportunity for growth of principal
                                         consistent with sound common stock
                                         investing.
 American Funds Bond Fund -- Class 2     Seeks to maximize current income and         Capital Research and Management Company
                                         preservation of capital.
 American Funds Global Growth Fund --    Seeks to make your investment grow over      Capital Research and Management Company
  Class 2                                time by investing primarily in common
                                         stocks of companies located around the
                                         world.
 American Funds Global Small             Seeks to make your investment grow over      Capital Research and Management Company
  Capitalization Fund -- Class 2         time by investing primarily in stocks of
                                         smaller companies located around the world.
 American Funds Growth Fund -- Class 2   Seeks to make your investment grow by        Capital Research and Management Company
                                         investing primarily in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income Fund --    Seeks to make your investment grow and       Capital Research and Management Company
  Class 2                                provide you with income over time by
                                         investing primarily in common stocks or
                                         other securities that demonstrate the
                                         potential for appreciation and/or
                                         dividends.
 American Funds International Fund --    Seeks to make your investment grow over      Capital Research and Management Company
  Class 2                                time by investing primarily in common
                                         stocks of companies located outside the
                                         United States.
 American Funds New World Fund -- Class  Seeks to make your investment grow over      Capital Research and Management Company
  2                                      time by investing primarily in stocks of
                                         companies with significant exposure to
                                         countries with developing economies and/or
                                         markets.
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity VIP Asset Manager Portfolio    Seeks to obtain high total return with       Fidelity Management & Research Company
  -- Initial Class+                      reduced risk over the long term by           Sub-advised by FMR Co., Inc. and other
                                         allocating its assets among stocks, bonds,   Fidelity affiliates
                                         and short-term instruments.
 Fidelity VIP Contrafund(R) Portfolio    Seeks long-term capital appreciation         Fidelity Management & Research Company
  -- Service Class 2                                                                  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity VIP Equity-Income Portfolio    Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  -- Initial Class                       consider potential for capital               Sub-advised by FMR Co., Inc. and other
                                         appreciation.                                Fidelity affiliates
 Fidelity VIP Equity-Income Portfolio    Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  -- Service Class 2                     consider potential for capital               Sub-advised by FMR Co., Inc. and other
                                         appreciation.                                Fidelity affiliates
 Fidelity VIP Freedom 2010 Portfolio --  Seeks high total return with a secondary     Strategic Advisers, Inc.
  Service Class 2                        objective of principal preservation as the
                                         fund approaches its target date and beyond
 Fidelity VIP Freedom 2020 Portfolio --  Seeks high total return with a secondary     Strategic Advisers, Inc.
  Service Class 2                        objective of principal preservation as the
                                         fund approaches its target date and beyond
 Fidelity VIP Freedom 2030 Portfolio --  Seeks high total return with a secondary     Strategic Advisers, Inc.
  Service Class 2                        objective of principal preservation as the
                                         fund approaches its target date and beyond
 Fidelity VIP Mid Cap Portfolio --       Long-term capital growth                     Fidelity Management & Research Company
  Service Class 2                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity VIP Overseas Portfolio --      Seeks long-term growth of capital            Fidelity Management & Research Company
  Initial Class+                                                                      Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --      Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  Class 2                                prospects for capital appreciation
 Franklin Small Cap Value Securities     Seeks long-term total return                 Franklin Advisory Services, LLC
  Fund -- Class 2
 Franklin Strategic Income Securities    Seeks a high level of current income, with   Franklin Advisers, Inc.
  Fund -- Class 1                        capital appreciation over the long term as
                                         a secondary goal
 Mutual Global Discovery Securities      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  Fund -- Class 2 (1)                                                                 Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 Mutual Shares Securities Fund -- Class  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 Templeton Global Bond Securities Fund   Seeks high current income, consistent with   Franklin Advisers, Inc.
  -- Class 2 (2)                         preservation of capital, with capital
                                         appreciation as a secondary consideration
 Templeton Growth Securities Fund --     Seeks long-term capital growth               Templeton Global Advisors Limited
  Class 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund  Capital appreciation                         Hartford Investment Financial Services,
  -- Class IA                                                                         LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford LargeCap Growth HLS Fund --    Long-term growth of capital                  Hartford Investment Financial Services,
  Class IA**                                                                          LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford U.S. Government Securities     Maximize total return with a high level of   Hartford Investment Financial Services,
  HLS Fund -- Class IA                   current income consistent with prudent       LLC.
                                         investment risk                              Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford Value Opportunities HLS Fund   Capital appreciation                         Hartford Investment Financial Services,
  -- Class IA                                                                         LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IA  Maximum long-term total return               Hartford Investment Financial Services,
                                                                                      LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Capital Appreciation HLS Fund  Growth of capital                            Hartford Investment Financial Services,
  -- Class IA                                                                         LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund    Growth of capital                            Hartford Investment Financial Services,
  -- Class IA                                                                         LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Dividend and Growth HLS Fund   High level of current income consistent      Hartford Investment Financial Services,
  -- Class IA                            with growth of capital                       LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Advisers HLS Fund --    Maximum long-term total rate of return       Hartford Investment Financial Services,
  Class IA+                                                                           LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Equity HLS Fund --      Seeks long term capital appreciation         Hartford Investment Financial Services,
  Class IA                                                                            LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Growth HLS Fund --      Growth of capital                            Hartford Investment Financial Services,
  Class IA (3)                                                                        LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Index HLS Fund -- Class IA     Seeks to provide investment results which    Hartford Investment Financial Services,
                                         approximate the price and yield performance  LLC.
                                         of publicly traded common stocks in the      Sub-advised by Hartford Investment
                                         aggregate                                    Management Company
 Hartford International Opportunities    Long-term capital growth                     Hartford Investment Financial Services,
  HLS Fund -- Class IA                                                                LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford International Small Company    Seeks capital appreciation                   Hartford Investment Financial Services,
  HLS Fund -- Class IA                                                                LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford MidCap HLS Fund -- Class IA++  Long-term capital growth                     Hartford Investment Financial Services,
                                                                                      LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford MidCap Value HLS Fund --       Seeks long-term capital appreciation         Hartford Investment Financial Services,
  Class IA+++                                                                         LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Money Market HLS Fund --       Maximum current income consistent with       Hartford Investment Financial Services,
  Class IA                               liquidity and preservation of capital        LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford Small Company HLS Fund --      Growth of capital                            Hartford Investment Financial Services,
  Class IA                                                                            LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 Hartford Stock HLS Fund -- Class IA     Long-term growth of capital                  Hartford Investment Financial Services,
                                                                                      LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Total Return Bond HLS Fund --  Competitive total return, with income as a   Hartford Investment Financial Services,
  Class IA                               secondary objective                          LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
 Lord Abbett America's Value Portfolio   Current income and capital appreciation      Lord, Abbett & Co. LLC
  -- Class VC
 Lord Abbett Bond-Debenture Portfolio    High current income and capital              Lord, Abbett & Co. LLC
  -- Class VC                            appreciation to produce the opportunity for
                                         a high total return
 Lord Abbett Growth and Income           Long-term growth of capital and income       Lord, Abbett & Co. LLC
  Portfolio -- Class VC                  without excessive fluctuations in market
                                         value
MFS (R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --        Seeks capital appreciation                   MFS Investment Management
  Initial Class
 MFS(R) New Discovery Series -- Initial  Seeks capital appreciation                   MFS Investment Management
  Class
 MFS(R) Total Return Series -- Initial   Seeks total return                           MFS Investment Management
  Class
 MFS(R) Value Series -- Initial Class    Seeks capital appreciation                   MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation        Seeks to achieve capital appreciation by     OppenheimerFunds, Inc.
  Fund/VA -- Service Shares              investing in securities of well-known
                                         established companies.
 Oppenheimer Global Securities Fund/VA   Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
  -- Service Shares                      investing a substantial portion of its
                                         assets in securities of foreign issuers,
                                         "growth-type" companies, cyclical
                                         industries and special situations which are
                                         considered to have appreciation
                                         possibilities.
 Oppenheimer Main Street Fund(R)/VA --   Seeks a high total return (which includes    OppenheimerFunds, Inc.
  Service Shares                         growth in the value of its shares as well
                                         as current income) from equity and debt
                                         securities. From time to time the Fund may
                                         focus on small to medium capitalization
                                         common stocks, bonds and convertible
                                         securities.
 Oppenheimer Main Street Small Cap       The Fund seeks capital appreciation from     OppenheimerFunds, Inc.
  Fund(R)/VA -- Service Shares           investing mainly in small company stocks.
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund    Long-term capital growth                     Putnam Investment Management, LLC
  -- Class IB
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IA+                              Management believes is consistent with
                                         preservation of capital
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IB                               Management believes is consistent with
                                         preservation of capital
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IA+
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IB
 Putnam VT Global Asset Allocation Fund  High level of long-term total return         Putnam Investment Management, LLC Putnam
  -- Class IA+                           consistent with preservation of capital      Advisory Company, LLC

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Global Equity Fund -- Class   Seeks capital appreciation                   Putnam Investment Management, LLC Putnam
  IA                                                                                  Advisory Company, LLC
 Putnam VT Global Health Care Fund --    Seeks capital appreciation                   Putnam Investment Management, LLC Putnam
  Class IA (4)+                                                                       Advisory Company, LLC
 Putnam VT Global Utilities Fund --      Capital growth and current income            Putnam Investment Management, LLC Putnam
  Class IA (5)+                                                                       Advisory Company, LLC
 Putnam VT Growth and Income Fund --     Capital growth and current income            Putnam Investment Management, LLC
  Class IA
 Putnam VT High Yield Fund -- Class IA   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 Putnam VT Income Fund -- Class IA       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 Putnam VT International Equity Fund --  Seeks capital appreciation                   Putnam Investment Management, LLC Putnam
  Class IA                                                                            Advisory Company, LLC
 Putnam VT International Growth and      Capital growth. Current income is a          Putnam Investment Management, LLC Putnam
  Income Fund -- Class IA+               secondary objective                          Advisory Company, LLC
 Putnam VT International New             Seeks long-term capital appreciation         Putnam Investment Management, LLC Putnam
  Opportunities Fund -- Class IA+                                                     Advisory Company, LLC
 Putnam VT Investors Fund -- Class IA+   Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 Putnam VT Money Market Fund -- Class    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IA+                                    Management believes is consistent with
                                         preservation of capital and maintenance of
                                         liquidity
 Putnam VT New Opportunities Fund --     Seeks long-term capital appreciation         Putnam Investment Management, LLC
  Class IA
 Putnam VT Small Cap Value Fund --       Seeks capital appreciation                   Putnam Investment Management, LLC
  Class IB
 Putnam VT The George Putnam Fund of     A balanced investment composed of a well     Putnam Investment Management, LLC
  Boston -- Class IA+                    diversified portfolio of stocks and bonds
                                         which provide both capital growth and
                                         current income
 Putnam VT Vista Fund -- Class IA+       Seeks capital appreciation                   Putnam Investment Management, LLC
 Putnam VT Voyager Fund -- Class IA      Seeks capital appreciation                   Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Van Kampen -- UIF Mid Cap Growth        Long-term capital growth by investing        Morgan Stanley Investment Management Inc.,
  Portfolio -- Class II                  primarily in common stocks and other equity  doing business as Van Kampen securities.
 Van Kampen -- UIF U.S. Mid Cap Value    Above-average total return over a market     Morgan Stanley Investment Management Inc.,
  Portfolio -- Class II                  cycle of three to five years by investing    doing business as Van Kampen
                                         in common stocks and other equity
                                         securities.
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --    Seeks capital growth and income through      Van Kampen Asset Management
  Class II                               investments in equity securities, including
                                         common stocks, preferred stocks and
                                         securities convertible into common and
                                         preferred stocks.

**                   The Hartford LargeCap Growth HLS Fund will be available to investors on and after October 2, 2009.

** The Hartford LargeCap Growth HLS Fund will be available to investors on and after October 2, 2009.
+     Closed to new and subsequent Premium Payments and transfers of Contract
      Value.
++ Closed to all premium payments and transfers of account value for all policies issued on or after 11/1/2003
+++ Closed to all premium payments and transfers of account value for all policies issued on or after 8/2/2004

NOTES

(1)  Formerly Mutual Discovery Securities Fund -- Class 2

(2)  Formerly Templeton Global Income Securities Fund -- Class 2

(3)  Formerly Hartford Global Leaders HLS Fund -- Class IA

(4)  Formerly Putnam VT Health Sciences Fund -- Class IA

(5)  Formerly Putnam VT Utilities Growth and Income Fund -- Class IA

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates "The Funds" section of ABOUT US in the prospectus:

For the fiscal year ended December 31, 2008, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $4,688,229 (excluding indirect benefits received by offering HLS Funds as investment options).

3. ADDITIONAL PAYMENTS

The following updates, "Additional Payment" section of HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2008, Hartford and its affiliates paid approximately $14.5 million in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2008, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $3.9 million in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

4. POLICY LIMITATIONS

The following amends the "Policy Limitations" section of YOUR POLICY in the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 1, 2007 version of the prospectus for more information or contact Us.

5. SETTLEMENT OPTIONS

The following amends the "Settlement Options" section of YOUR POLICY in the prospectus:

SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options.

SAFE HAVEN PROGRAM -- If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely less than the amount of interest we credit and Hartford is making a profit from the difference.

Refer to your Policy or Contact Us to information about additional settlement options.

6. HOW TO SEND PREMIUM PAYMENTS

The following updates the "Allocation of Premium" section of PREMIUMS in the prospectus:

Mail

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Team at:

The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

Wire

You may also arrange to pay your premium by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

7. LEGAL PROCEEDINGS

The following amends the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is the Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.